Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 28,867	¥ 22,300	¥ 22,649
Provision	36,037	29,870	24,148
Charge-offs	(39,478)	(33,045)	(31,258)
Recoveries	8,368	8,487	8,839
Exchange differences on translating foreign operations	(1,718)	1,255	(2,078)
Balance at end of year	32,076	28,867	22,300
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	809	762	499
Provision	214	338	457
Charge-offs	(299)	(287)	(268)
Recoveries	50	69	107
Exchange differences on translating foreign operations	47	(73)	(33)
Balance at end of year	821	809	762
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,823	2,503	1,890
Provision	336	(278)	769
Charge-offs	(271)	(382)	(64)
Recoveries	13	3	98
Exchange differences on translating foreign operations	5	(23)	(190)
Balance at end of year	1,906	1,823	2,503
Financial Services receivables [Member]
Disclosure of financial assets [line items]
Balance at beginning of year	31,499	25,565	25,038
Provision	36,587	29,930	25,374
Charge-offs	(40,048)	(33,714)	(31,590)
Recoveries	8,431	8,559	9,044
Exchange differences on translating foreign operations	(1,666)	1,159	(2,301)
Balance at end of year	¥ 34,803	¥ 31,499	¥ 25,565